Financial Instruments and Fair Value Measurements - Carrying Amount of Financial Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 340,356,000	$ 721,841,000
Financial liabilities	1,114,110,000	859,940,000
Prepaid expenses and other current assets	40,033,000	33,549,000
Accounts payable and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	226,028,000	185,716,000
Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	828,024,000	540,682,000
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,705,000	84,857,000
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	35,500,000	45,097,000
Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,853,000	3,588,000
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,103,405,000	775,083,000
Amortized cost | Accounts payable and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	226,028,000	185,716,000
Amortized cost | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	828,024,000	540,682,000
Amortized cost | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Amortized cost | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	35,500,000	45,097,000
Amortized cost | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	13,853,000	3,588,000
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,705,000	84,857,000
FVTPL | Accounts payable and accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
FVTPL | Loans and borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
FVTPL | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	10,705,000	84,857,000
FVTPL | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
FVTPL | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	200,769,000	305,498,000
Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,867,000	240,530,000
Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,180,000	14,207,000
Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,743,000	124,452,000
Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,452,000	20,444,000
Prepaid expenses and other current assets	1,900,000	0
Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	41,345,000	16,710,000
Amortized cost
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	264,452,000	354,565,000
Amortized cost | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	200,769,000	305,498,000
Amortized cost | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,180,000	14,207,000
Amortized cost | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Amortized cost | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	16,452,000	20,444,000
Amortized cost | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	39,051,000	14,416,000
FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	37,727,000	126,354,000
FVTPL | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	984,000	1,902,000
FVTPL | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	36,743,000	124,452,000
FVTPL | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVTPL | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	38,177,000	240,922,000
FVOCI | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Marketable securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	35,883,000	238,628,000
FVOCI | Trade receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Derivative assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
FVOCI | Other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,294,000	$ 2,294,000